Huber Small Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS - 93.23%
	Asset Management - 2.05%
5,681	Virtus Investment Partners, Inc.	$1,220,733

	Automotive - 5.38%
53,048	Commercial Vehicle Group, Inc. (a)	444,542
58,181	Goodyear Tire & Rubber Co. (a)	654,536
72,396	Miller Industries, Inc.	2,100,208
		3,199,286
	Banking - 21.62%
20,220	C&F Financial Corp.	1,233,218
50,716	Capstar Financial Holdings, Inc.	882,966
176,259	Carter Bankshares, Inc. (a)	2,929,424
12,541	First Bancorp	499,759
2,683	First Citizens BancShares, Inc. - Class A	2,086,515
79,279	First Horizon Corp.	1,960,570
43,248	First United Corp.	840,741
27,536	HomeTrust Bancshares, Inc.	743,472
17,580	Northrim BanCorp, Inc.	941,057
9,241	South State Corp.	735,583
		12,853,305
	Biotech & Pharmaceuticals - 0.50%
116,100	Cipher Pharmaceuticals, Inc. (a)(b)	299,292

	Chemicals - 2.73%
14,387	Innospec, Inc.	1,626,019

	Commercial Support Services - 1.32%
20,100	H&R Block, Inc.	783,498

	Consumer Services - 4.03%
88,984	Rent-A-Center, Inc.	2,392,780

	Entertainment Content - 4.50%
350,829	Lions Gate Entertainment Corp. - Class B (a)(c)	2,673,317

	Forestry, Paper & Wood Products - 3.69%
172,343	Mercer International, Inc.	2,193,926

	Gas & Water Utilities - 0.83%
8,500	National Fuel Gas Co.	493,510

	Health Care Facilities & Services - 1.21%
13,884	Select Medical Holdings Corp.	403,608
5,801	Tenet Healthcare Corp. (a)	318,185
		721,793
	Home Construction - 0.30%
5,000	Taylor Morrison Home Corp. (a)	179,000

	Insurance - 2.91%
67,244	CNO Financial Group, Inc.	1,732,206

	Leisure Facilities & Services - 1.57%
74,554	Boston Pizza Royalties Income Fund (b)	932,380

	Leisure Products - 1.93%
54,884	JAKKS Pacific, Inc. (a)	1,144,331

	Media & Entertainment - 0.98%
122,398	System1, Inc. (a)	580,167

	Metals & Mining - 0.94%
43,537	Sprott Physical Uranium Trust (a)(b)	558,221

	Oil & Gas Producers - 12.08%
181,238	Golar LNG Ltd. (a)	4,248,219
15,077	Gulfport Energy Operating Corp. (a)	1,027,498
306,900	W&T Offshore, Inc. (a)	1,908,918
		7,184,635
	Oil & Gas Services & Equipment - 6.80%
437,777	CSI Compressco LP	612,888
61,193	Ranger Energy Services, Inc. (a)	696,988
690,298	TETRA Technologies, Inc. (a)	2,733,580
		4,043,456
	Specialty Finance - 2.36%
30,702	Enova International, Inc. (a)	1,401,546

	Technology Hardware - 5.58%
127,096	Comtech Telecommunications Corp.	2,015,743
125,962	Xperi, Inc. (a)	1,303,707
		3,319,450
	Technology Services - 9.92%
84,475	KBR, Inc.	4,327,654
15,110	Science Applications International Corp.	1,568,116
		5,895,770
	TOTAL COMMON STOCKS (Cost $34,740,561)	55,428,621

	REITs - 2.18%
	REIT: Industrial - 2.18%
16,937	Granite Real Estate Investment Trust	1,024,689
16,000	Office Properties Income Trust	274,560
	TOTAL REITs (Cost $742,586)	1,299,249

	MONEY MARKET FUNDS - 3.61%
1,072,183	First American Government Obligations Fund, Institutional Class, 4.14% (d)	1,072,183
1,072,183	First American Treasury Obligations Fund, Institutional Class, 4.25% (d)	1,072,183
	TOTAL MONEY MARKET FUNDS (Cost $2,144,366)	2,144,366

	Total Investments in Securities (Cost $37,627,513) - 99.02%	58,872,236
	Other Assets in Excess of Liabilities - 0.98%	580,450
	NET ASSETS - 100.00%	$59,452,686

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Non-voting shares.
(d)	Rate shown is the 7-day annualized yield as of January 31, 2023.

Huber Small Cap Value Fund
Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Huber Small Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communications	$2,673,317	$-	$-	$2,673,317
Consumer Discretionary	7,403,236	-	-	7,403,236
Energy	11,228,090	-	-	11,228,090
Financials	17,207,791	-	-	17,207,791
Health Care	1,021,085	-	-	1,021,085
Industrials	1,228,040	-	-	1,228,040
Materials	4,378,166	-	-	4,378,166
Technology	9,795,386	-	-	9,795,386
Utilities	493,510	-	-	493,510
Total Common Stocks	55,428,621	-	-	55,428,621
REITs	1,299,249	-	-	1,299,249
Money Market Funds	2,144,366	-	-	2,144,366
Total Investments in Securities	$58,872,236	$-	$-	$58,872,236

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.